Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	CAD 234.7	CAD 207.1
Unrestricted investments	4.8	3.8
Cash and cash equivalents	CAD 239.5	CAD 210.9	CAD 67.3